REGULATORY MATTERS	12 Months Ended
Dec. 31, 2013
REGULATORY MATTERS [Abstract]
REGULATORY MATTERS
NOTE 20 – REGULATORY MATTERS

Capital guidelines adopted by Federal and State regulatory agencies and restrictions imposed by law limit the amount of cash dividends our Bank can pay to us. Under these guidelines, the amount of dividends that may be paid in any calendar year is limited to the Bank’s current year’s net profits, combined with the retained net profits of the preceding two years. Further, the Bank cannot pay a dividend at any time that it has negative undivided profits. As of December 31, 2013, the Bank had negative undivided profits of $50.0 million. It is not our intent to have dividends paid in amounts that would reduce the capital of our Bank to levels below those which we consider prudent and in accordance with guidelines of regulatory authorities.

On October 25, 2011, the respective Boards of Directors of the Company and the Bank entered into a Memorandum of Understanding (“MOU”) with the Federal Reserve Bank (“FRB”) and the Michigan Department of Insurance and Financial Services (“DIFS”). The MOU largely duplicated certain provisions of board resolutions that were already in place, but also had the following specific requirements:

•	Submission of a joint revised capital plan by November 30, 2011 to maintain sufficient capital at the Company on a consolidated basis and at the Bank on a stand-alone basis;
•	Submission of quarterly progress reports regarding disposition plans for any assets in excess of $1.0 million that are in ORE, are 90 days or more past due, are on our “watch list,” or were adversely classified in our most recent examination;
•	Enhanced reporting and monitoring at Mepco regarding risk management and the internal classification of assets; and
•	Enhanced interest rate risk modeling practices.

Effective March 26, 2013, the FRB and DIFS terminated the MOU. Also on that date, the respective Boards of Directors of the Company and the Bank passed resolutions that required the following:

•	Submission of quarterly progress reports to the FRB and DIFS regarding disposition plans for any assets in excess of $1.0 million that are in ORE, are 90 days or more past due, are on our “watch list,” or are adversely classified;
•	Prior approval of the FRB and DIFS for the Bank to pay any dividend to the Company; and
•	Prior approval of the FRB and DIFS for the Company to pay any dividend to its shareholders, to make any distributions of interest, principal or other sums on subordinated debentures or trust preferred securities, to increase borrowings or guarantee any debt, and/or to purchase or redeem any of its stock.

During the third quarter of 2013 the FRB and DIFS informed us that the Board resolutions no longer needed to be in place. Accordingly, on October 22, 2013, the above described resolutions were rescinded by the Board of Directors of the Company and the Bank.

Also during the third quarter of 2013 we received regulatory approval for each of the following initiatives:

•	A transfer of capital from our Bank to the parent company of $7.5 million to permit the payment of all deferred and unpaid interest on our trust preferred securities.
•	The resumption of interest payments on our trust preferred securities.
•	The purchase of our Series B Preferred Stock, including any and all accrued and unpaid dividends, and the purchase of the Amended Warrant for total cash consideration of $81.0 million, all as provided for in a securities purchase agreement (see note #12).
•	Redemption of the trust preferred securities issued by IBC Capital Finance II. On October 11, 2013 we redeemed all ($9.2 million) of the outstanding trust preferred securities issued by IBC Capital Finance II and liquidated this entity shortly thereafter.

We are also subject to various regulatory capital requirements. The prompt corrective action regulations establish quantitative measures to ensure capital adequacy and require minimum amounts and ratios of total and Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly discretionary, actions by regulators that could have a material effect on our consolidated financial statements. Under capital adequacy guidelines, we must meet specific capital requirements that involve quantitative measures as well as qualitative judgments by the regulators. The most recent regulatory filings as of December 31, 2013 and 2012 categorized our Bank as well capitalized. Management is not aware of any conditions or events that would have changed the most recent Federal Deposit Insurance Corporation (“FDIC”) categorization.

Our actual capital amounts and ratios at December 31 follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well- Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2013
Total capital to risk-weighted assets
Consolidated	$245,284	17.35%	$113,086	8.00%	NA	NA
Independent Bank	234,078	16.57	113,013	8.00	$141,267	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$227,338	16.08%	$56,543	4.00%	NA	NA
Independent Bank	216,146	15.30	56,507	4.00	$84,760	6.00%

Tier 1 capital to average assets
Consolidated	$227,338	10.61%	$85,729	4.00%	NA	NA
Independent Bank	216,146	10.09	85,681	4.00	$107,101	5.00%

2012
Total capital to risk-weighted assets
Consolidated	$204,663	14.71%	$111,268	8.00%	NA	NA
Independent Bank	207,553	14.95	111,063	8.00	$138,829	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$185,948	13.37%	$55,634	4.00%	NA	NA
Independent Bank	189,777	13.67	55,531	4.00	$83,297	6.00%

Tier 1 capital to average assets
Consolidated	$185,948	8.08%	$92,026	4.00%	NA	NA
Independent Bank	189,777	8.26	91,919	4.00	$114,899	5.00%

NA - Not applicable

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2013	2012	2013	2012

	(In thousands)
Total shareholders’ equity	$231,581	$134,975	$250,306	$186,384
Add (deduct)
Qualifying trust preferred securities	39,500	47,678	-	-
Accumulated other comprehensive loss	9,245	8,058	9,245	8,156
Intangible assets	(3,163)	(3,975)	(3,163)	(3,975)
Disallowed deferred tax assets	(49,609)	-	(40,026)	-
Disallowed capitalized mortgage loan servicing rights	(216)	(788)	(216)	(788)
Tier 1 capital	227,338	185,948	216,146	189,777
Qualifying trust preferred securities	-	990	-	-
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	17,946	17,725	17,932	17,776
Total risk-based capital	$245,284	$204,663	$234,078	$207,553